Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 4 - Debt

Debt consists of the following:

	June 30,	December 31,
	2015	2014
Note payable - officer	$22,910	$22,910
Note payable - UPT minority owner	250,000	--
Test vehicle financing	85,869	94,401
	358,779	117,311
Less: current portion	290,768	40,235
	$68,011	$77,076

The note payable - officer is non-interest bearing and is due on demand, payable to the Secretary of HPEV.

The note payable - UPT minority owner is with the 5% owner of UPT. The terms of the note have not been finalized.

In October 2014, we entered into financing agreements for the purchase of test vehicles, bearing interest at 5.99% payable monthly over five years, collateralized by the vehicles.

Future contractual maturities of debt are as follows:

Year ending December 31,
2015	$281,703
2016	18,410
2017	19,563
2018	20,788
2019	18,315
$358,779

Debt consists of the following:

	December 31,
	2014	2013
Note payable – related party	$22,910	$22,910
Test vehicle financing	94,401	--
	117,311	22,910
Less: current portion	40,235	22,910
	$77,076	$--

The note payable – related party is non-interest bearing and is due on demand, payable to the Secretary of HPEV.

In October 2014, we entered into financing agreements for the purchase of test vehicles, bearing interest at 5.99% payable monthly over five years, collateralized by the vehicles.

Future contractual maturities of debt are as follows:

Year ending December 31,
2015	$40,235
2016	18,410
2017	19,563
2018	20,788
2019	18,315
$117,311